/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending February 28, 1998

MFS Government Markets Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
2/6/98      Shares of        161,000     6.8125       7.46        Merrill Lynch
            Beneficial
            Interest
2/10/98     Shares of        50,000      6.8125       7.46        Merrill Lynch
            Beneficial
            Interest
2/18/98     Shares of        50,000      6.8125       7.46        Merrill Lynch
            Beneficial
            Interest
2/20/98     Shares of        49,000      6.7500       7.45        Merrill Lynch
            Beneficial
            Interest
2/20/98     Shares of        30,400      6.7500       7.45        Merrill Lynch
            Beneficial
            Interest
2/24/98     Shares of        120,000     6.8125       7.41        Merrill Lynch
            Beneficial
            Interest




Total Shares Repurchased:  460,400
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer